Foreign Activities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Total Assets, Revenue, Expense, And Income (Loss) By Geographic Areas [Table Text Block]

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2011:
Total revenue(2)	¥2,969,012	¥431,095	¥238,658	¥470,868	¥135,333	¥4,244,966
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	164,546	108,125	232,133	130,946	821,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	162,687	90,032	193,422	109,507	452,645
Total assets at end of fiscal year	145,778,973	23,470,398	17,044,207	10,908,164	5,648,501	202,850,243
Fiscal year ended March 31, 2012:
Total revenue(2)(4)	¥2,936,875	¥192,775	¥290,482	¥450,651	¥165,749	¥4,036,532
Total expense(3)	2,438,729	284,557	151,077	223,253	88,974	3,186,590
Income (loss) before income tax expense (benefit)	498,146	(91,782)	139,405	227,398	76,775	849,942
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334	(119,829)	113,593	192,753	66,380	416,231
Total assets at end of fiscal year	148,702,461	28,457,027	18,620,484	12,410,540	7,012,002	215,202,514
Fiscal year ended March 31, 2013:
Total revenue(2)	¥3,016,008	¥426,377	¥256,495	¥585,474	¥211,076	¥4,495,430
Total expense(3)	2,248,856	327,565	160,061	268,349	74,728	3,079,559
Income before income tax expense	767,152	98,812	96,434	317,125	136,348	1,415,871
Net income attributable to Mitsubishi UFJ Financial Group	499,125	95,565	78,442	274,951	121,041	1,069,124
Total assets at end of fiscal year	151,999,696	30,730,705	23,224,502	15,938,673	8,665,700	230,559,276

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley’s common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley’s common stock.

Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities [Table Text Block]

	2012	2013
	(in millions)
Cash and due from banks	¥380,452	¥676,833
Interest-earning deposits in other banks	4,545,991	3,830,923

Total	¥4,926,443	¥4,507,756

Trading account assets	¥24,433,087	¥28,450,804

Investment securities	¥5,087,060	¥6,960,616

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥24,119,872	¥29,174,592

Deposits	¥24,589,627	¥29,317,297

Funds borrowed:
Call money, funds purchased	¥364,044	¥254,796
Payables under repurchase agreements	5,767,721	6,857,970
Payables under securities lending transactions	72,327	77,428
Other short-term borrowings	1,859,186	2,531,308
Long-term debt	2,943,884	2,847,585

Total	¥11,007,162	¥12,569,087

Trading account liabilities	¥5,276,219	¥7,012,658